S000109944 [Member] Performance Management - S000109944 [Member]	Oct. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund is new as of the date of this prospectus and therefore performance information is not available.
When available, the Fund intends to compare its performance to the performance of the Russell 1000® Index.
When available, updated performance information can be obtained by calling toll-free 800.426.3750 or visiting columbiathreadneedleus.com/etfs.

Performance One Year or Less [Text]	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Performance Availability Website Address [Text]	columbiathreadneedleus.com/etfs
Performance Availability Phone [Text]	800.426.3750